As filed with the Securities and Exchange Commission on February 28, 2005

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 E. Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric M. Banhazl
Advisors Series Trust
2020 East Financial Way, Suite 100
Glendora, CA 91741
(Name and address of agent for service)

(414) 765-5340
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2005

Date of reporting period: December 31, 2004

Item 1. Schedule of Investments.

The Teberg Fund
SCHEDULE OF INVESTMENTS at December 31, 2004 (Unaudited)

Shares		Market Value

	Domestic Equity Funds: 47.36%
51,557	1st Source Monogram Special Equity Fund - Class R	$ 446,997
14,356	AIM Constellation Fund - Institutional Class#	355,018
21,805	AIM Large Cap Growth Fund - Investor Class#	217,830
2,396	AIM Leisure Fund - Class A	112,274
49,573	AIM Weingarten Fund - Class A#	646,437
34,691	American AMCAP Fund - Class A	635,890
14,177	American Century Ultra Fund - Investor Class#	418,221
4,068	American EuroPacific Growth Fund - Class A	144,932
43,946	American Washington Mutual Investors Fund - Class A	1,352,669
21,542	Brandywine Fund, Inc.#	585,520
5,338	Columbia Acorn Fund - Class Z	141,180
2,480	FPA Capital Fund	99,142
2,629	Fidelity Advisor Equity Growth Fund - Institutional Class#	126,279
140,082	Fidelity Advisor Fifty Fund - Class A#	1,559,109
9,641	Fidelity Advisor Growth Opportunities Fund - Institutional Class	294,228
12,963	Franklin Flex Cap Growth Fund - Class A#	490,409
11,473	Gabelli Asset Fund - Class AAA	475,537
147,446	Gabelli Westwood Equity Fund - Class AAA	1,461,190
27,597	Janus Fund #	678,060
7,371	Janus Twenty Fund	330,214
14,852	John Hancock Large Cap Select Fund - Class A	273,868
14,858	John Hancock Small Cap Equity Fund - Class A#	286,917
14,946	MFS Mid Cap Growth Fund - Class A#	133,619
54,886	Neuberger Berman Focus Fund - Investor Class	2,064,827
33,850	Oak Associates Funds - Pin Oak Aggressive Stock Fund#	721,343
49,548	Putnam OTC & Emerging Growth Fund - Class A#	364,179
10,094	Reynolds Blue Chip Growth Fund#	312,404
16,495	Seligman Comunications and Information Fund, Inc. - Class A#	419,314
14,495	Strategic Partners Funds - Nicholas Applegate Growth Equity Fund#	138,134
8,912	The Pioneer Growth Opportunities Fund - Investor Class#	270,113
1,634	Weitz Series Fund, Inc. - Value Fund	61,600

	Total Domestic Equity Funds
	(Cost $12,897,187)	15,617,454

	Fixed Income Funds: 50.73%
363,567	AIM High Yield Fund - Class A	1,654,231
340,804	BlackRock High Yield Bond Portfolio - Institutional Class	2,828,671
1,680,600	Franklin Age High Income Fund - Class A	3,646,901
538,101	John Hancock High Yield Fund - Class A	2,868,081
5,157	Rydex Series - Juno Fund - Investor Class#	98,917
358,343	Scudder High Income Plus Fund - Investor Class	2,834,493
796,388	Seligman High-Yield Bond Fund - Class A	2,795,323

	Total Fixed Income Funds
	(Cost $16,523,649)	16,726,617

	Money Market Funds: 1.94%
641,358	Goldman Sachs Financial Square Funds - Prime Obligations Fund	641,358

	Total Money Market Funds
	(Cost $641,358)	641,358

	Total Investments (Cost $30,062,194): 100.03%	32,985,429
	Liabilities in Excess of Other Assets: (0.03%)	(10,874)
	Net Assets: 100.00%	$ 32,974,555

#Non-income producing security.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Series Trust

By (Signature and Title)_/s/_Eric M. Banhazl
Eric M. Banhazl, President

Date 2/24/2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* _/s/ Eric M. Banhazl
Eric M. Banhazl, President

Date 2/24/2005

By (Signature and Title)* _/s/ _Douglas g. Hess___________
Douglas G. Hess, Treasurer

Date 2/24/2005

* Print the name and title of each signing officer under his or her signature.